SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Prepaid Expenses And Other Current Assets Net
Balance at beginning of the year	$ 50,568	$ 70,992	$ 14,430
Current year addition	138,491	(19,633)	57,811
Foreign exchange difference	1,244	(791)	(1,249)
Balance at end of the year	$ 190,303	$ 50,568	$ 70,992